Related Party Balance and Transactions (Details) - Schedule of balances of amount due from related parties - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Due from related parties
Total		$ 172,730	$ 12,250
Bally [Member]
Due from related parties
Total		5,168	12,250
Zhuhai Investment [Member]
Due from related parties
Total	[1]	155,378
Yihe Beijing [Member]
Due from related parties
Total	[2]	$ 12,184

[1]	The balance as of December 31, 2020 represented the prepaid rental fee for 2021 to the related party.
[2]	The balance as of December 31, 2020 represented the consulting fees prepaid to the related party.